Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,069,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,666.73
Total Offset Amount	0.00
Net Fee	1,666.73
Narrative - Max Aggregate Offering Price	$ 12,069,000.00
Final Prospectus	true